Machinery, equipment and improvements on leased assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Machinery, equipment and improvements on leased assets
7.	Machinery, equipment and improvements on leased assets

As of December 31, 2018, 2019 and 2020, the machinery, equipment and improvements on leased assets are comprised as follows:

	Balance as of January 1, 2018		Additions		Disposals		Currency translation effect		Balance as of December 31, 2018
Investment:
Machinery and equipment	Ps.	2,268,920	Ps.	444,495	Ps.	(62,642)	Ps.	15,759	Ps.	2,666,532
Office furniture and equipment		240,898		61,414		(1,455)		469		301,326
Computer equipment		710,584		107,381		(9,104)		5,602		814,463
Transportation equipment		47,068		13,537		(3,072)		562		58,095
Communication equipment		30,432		1,633		(911)		—		31,154
Improvements on leased assets		71,598		3,995		(4,010)		—		71,583
Total investment		3,369,500		632,455		(81,194)		22,392		3,943,153
Accumulated depreciation:
Machinery and equipment		(1,071,571)		(221,674)		55,770		(2,229)		(1,239,704)
Office furniture and equipment		(117,093)		(20,839)		1,864		(197)		(136,265)
Computer equipment		(459,513)		(135,272)		9,054		(305)		(586,036)
Transportation equipment		(34,558)		(8,177)		3,066		(190)		(39,859)
Communication equipment		(16,776)		(2,354)		786		—		(18,344)
Improvements on leased assets		(14,301)		(3,328)		917		—		(16,712)
Total accumulated depreciation		(1,713,812)		(391,644)		71,457		(2,921)		(2,036,920)
Net amounts	Ps.	1,655,688	Ps.	240,811	Ps.	(9,737)	Ps.	19,471	Ps.	1,906,233
	Balance as of January 1, 2019		Additions		Disposals		Currency translation effect		Balance as of December 31, 2019
Investment:
Machinery and equipment	Ps.	2,666,532	Ps.	224,218	Ps.	(39,546)	Ps.	(12,481)	Ps.	2,838,723
Office furniture and equipment		301,326		60,415		(12,209)		(1,965)		347,567
Computer equipment		814,463		133,162		(30,576)		(6,301)		910,748
Transportation equipment		58,095		17,585		(1,178)		(785)		73,717
Communication equipment		31,154		1,261		(2,823)		—		29,592
Improvements on leased assets		71,583		764		—		—		72,347
Total investment		3,943,153		437,405		(86,332)		(21,532)		4,272,694
Accumulated depreciation:
Machinery and equipment		(1,239,704)		(260,223)		37,221		17,968		(1,444,738)
Office furniture and equipment		(136,265)		(26,821)		11,059		1,388		(150,639)
Computer equipment		(586,036)		(136,589)		26,949		10,912		(684,764)
Transportation equipment		(39,859)		(10,210)		1,023		387		(48,659)
Communication equipment		(18,344)		(2,274)		2,663		—		(17,955)
Improvements on leased assets		(16,712)		(3,543)		—		—		(20,255)
Total accumulated depreciation		(2,036,920)		(439,660)		78,915		30,655		(2,367,010)
Net amounts	Ps.	1,906,233	Ps.	(2,255)	Ps.	(7,417)	Ps.	9,123	Ps.	1,905,684

	Balance as of January 1, 2020		Additions		Disposals		Currency translation effect		Balance as of December 31, 2020
Investment:
Machinery and equipment	Ps.	2,838,723	Ps.	596,729	Ps.	(156,335)	Ps.	(12,481)	Ps.	3,341,641
Office furniture and equipment		347,567		19,308		(900)		2,991		368,966
Computer equipment		910,748		160,764		(12,237)		20,326		1,079,601
Transportation equipment		73,717		36,226		(7,715)		1,573		103,801
Communication equipment		29,592		530		(428)		—		29,694
Improvements on leased assets		72,347		—		(14,393)		—		57,954
Total investment		4,272,694		813,557		(192,008)		87,414		4,981,657
Accumulated depreciation:
Machinery and equipment		(1,444,738)		(298,406)		32,604		(28,336)		(1,738,876)
Office furniture and equipment		(150,639)		(28,847)		866		(1,579)		(180,199)
Computer equipment		(684,764)		(141,593)		12,236		(843)		(814,964)
Transportation equipment		(48,659)		(15,464)		6,727		(413)		(57,809)
Communication equipment		(17,955)		(2,116)		424		—		(19,647)
Improvements on leased assets		(20,255)		(3,675)		—		—		(23,930)
Total accumulated depreciation		(2,367,010)		(490,101)		52,857		31,171		(2,835,425)
Net amounts	Ps.	1,905,684	Ps.	323,456	Ps.	(139,151)	Ps.	56,243	Ps.	2,146,232

As of December 31, 2018, 2019 and 2020, the net balances of machinery, equipment and improvements on leased assets are:

	December 31, 2018		December 31, 2019		December 31, 2020
Net amounts:
Machinery and equipment	Ps.	1,426,828	Ps.	1,393,985	Ps.	1,602,765
Office furniture and equipment		165,061		196,928		188,767
Computer equipment		228,427		225,984		264,637
Transportation equipment		18,236		25,058		45,992
Communication equipment		12,810		11,637		10,047
Improvements on leased assets	54,871			52,092		34,024
Total amounts	Ps.	1,906,233	Ps.	1,905,684	Ps.	2,146,232

The Company has several buildings under operating leases for office use. In Note 32, the costs and obligations under these leases are disclosed.